Summary of Significant Accounting Policies - Schedule of Concentration (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Concentration Percentage		10.00%
Sales Revenue, Net [Member]
Concentration Percentage	67.70%	53.70%	57.80%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Percentage		24.60%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Percentage		19.10%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Percentage	35.50%	10.00%	57.80%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Percentage
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Percentage	17.10%
Sales Revenue, Net [Member] | Customer F [Member]
Concentration Percentage	15.10%
Sales Revenue, Net [Member] | Customer G [Member]
Concentration Percentage
Sales Revenue, Net [Member] | Customer H [Member]
Concentration Percentage
Accounts receivable [Member]
Concentration Percentage	67.20%	48.40%	60.50%
Accounts receivable [Member] | Customer A [Member]
Concentration Percentage		29.40%
Accounts receivable [Member] | Customer B [Member]
Concentration Percentage
Accounts receivable [Member] | Customer C [Member]
Concentration Percentage	54.60%		27.40%
Accounts receivable [Member] | Customer D [Member]
Concentration Percentage		19.00%
Accounts receivable [Member] | Customer E [Member]
Concentration Percentage	12.60%
Accounts receivable [Member] | Customer F [Member]
Concentration Percentage
Accounts receivable [Member] | Customer G [Member]
Concentration Percentage			20.40%
Accounts receivable [Member] | Customer H [Member]
Concentration Percentage			12.70%